Earnings Per Share - Summary of Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net income	R$ 24,907	R$ 23,193	R$ 21,627
Minimum non-cumulativedividend on preferred shares	(104)	(105)	(105)
Total net income available to ordinary equity owners	24,907	23,193	21,627
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	R$ (109)	R$ (110)	R$ (111)
Earnings per share - basic vv
Incremental from stock options granted under our share-based payment	55,601,692	62,614,917	65,040,790
Ordinary shares [member]
Earnings per share [line items]
Net income	R$ 12,708	R$ 11,938	R$ 11,113
Weighted average number of shares outstanding	4,958,290,359	5,021,834,934	5,027,611,714
Total net income available to ordinary equity owners	R$ 12,708	R$ 11,938	R$ 11,113
Dividend on preferred shares after dilution effects	(72)	(76)	(74)
Retained earnings to be distributed, on a pro-rata basis, to common and preferred equity owners
Retained earnings	12,599	11,828	11,002
Net income available to ordinary equity owners considering preferred shares after the dilution effect	R$ 12,636	R$ 11,862	R$ 11,039
Earnings per share - basic vv
Basic earnings per share	R$ 2.56	R$ 2.38	R$ 2.21
Preferred	4,958,290,359	5,021,834,934	5,027,611,714
Common	4,958,290,359	5,021,834,934	5,027,611,714
Common	R$ 2.55	R$ 2.36	R$ 2.20
Preference shares [member]
Earnings per share [line items]
Net income	R$ 12,199	R$ 11,255	R$ 10,514
Weighted average number of shares outstanding	4,759,872,085	4,734,030,111	4,756,823,490
Total net income available to ordinary equity owners	R$ 12,199	R$ 11,255	R$ 10,514
Dividend on preferred shares after dilution effects	72	76	74
Retained earnings to be distributed, on a pro-rata basis, to common and preferred equity owners
Retained earnings	12,095	11,150	10,409
Net income available to ordinary equity owners considering preferred shares after the dilution effect	R$ 12,271	R$ 11,331	R$ 10,588
Earnings per share - basic vv
Basic earnings per share	R$ 2.56	R$ 2.38	R$ 2.21
Preferred	4,815,473,777	4,796,645,028	4,821,864,280
Common	4,759,872,085	4,734,030,111	4,756,823,490
Common	R$ 2.55	R$ 2.36	R$ 2.20